Shareholder Report, Line Graph (Details) IT8X_MML Invesco Discovery Mid Cap Fund_Class II_TSR Annual {Class II} - USD ($)			12 Months Ended
	Nov. 30, 2025	Nov. 14, 2025	Dec. 31, 2025
Class II
Account Value [Line Items]
Accumulated Value	$ 10,380	$ 10,000	$ 10,060
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Accumulated Value	10,198	10,000	$ 10,196
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap Growth Index
Accumulated Value	$ 10,157	$ 10,000	$ 10,021